Schedule of Equity in Nonconsolidated Investment (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Nov. 30, 2017	Jun. 30, 2017
Schedule Of Equity Method Investments [Line Items]
Equity Investment, Ownership Percentage	93.80%	93.80%
Equity Investment	$ 69,215		$ 11,727
Equity Investment
Schedule Of Equity Method Investments [Line Items]
Equity Investment	$ 56,300
Nonconsolidated Investment | Equity Investment | USA
Schedule Of Equity Method Investments [Line Items]
Equity Investment, Ownership Percentage	93.80%
Equity Investment	$ 56,331